UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

U.S. Treasury Money Fund

Investor Class (PRTXX)

This semi-annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Investor Class	$16	0.31%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,717,795
Number of Portfolio Holdings	52

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	54.1%
U.S. Treasury Debt	47.6
Other Assets less Liabilities	-1.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.5%
BNY Mellon	24.9
U.S. Treasury Notes	16.0
State Street	9.2
BNP Paribas Securities	4.5
Citigroup Global Markets	3.1
Federal Reserve Bank of New York	3.1
Goldman Sachs	2.6
RBC Dominion Securities	2.1
HSBC Securities	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F53-053 1/25

U.S. Treasury Money Fund

Investor Class (PRTXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

U.S. Treasury Money Fund

I Class (TRGXX)

This semi-annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - I Class	$12	0.23%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,717,795
Number of Portfolio Holdings	52

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	54.1%
U.S. Treasury Debt	47.6
Other Assets less Liabilities	-1.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.5%
BNY Mellon	24.9
U.S. Treasury Notes	16.0
State Street	9.2
BNP Paribas Securities	4.5
Citigroup Global Markets	3.1
Federal Reserve Bank of New York	3.1
Goldman Sachs	2.6
RBC Dominion Securities	2.1
HSBC Securities	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F1095-053 1/25

U.S. Treasury Money Fund

I Class (TRGXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

U.S. Treasury Money Fund

Z Class (TRZXX)

This semi-annual shareholder report contains important information about U.S. Treasury Money Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Money Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$12,717,795
Number of Portfolio Holdings	52

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	54.1%
U.S. Treasury Debt	47.6
Other Assets less Liabilities	-1.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills	31.5%
BNY Mellon	24.9
U.S. Treasury Notes	16.0
State Street	9.2
BNP Paribas Securities	4.5
Citigroup Global Markets	3.1
Federal Reserve Bank of New York	3.1
Goldman Sachs	2.6
RBC Dominion Securities	2.1
HSBC Securities	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695759

F1272-053 1/25

U.S. Treasury Money Fund

Z Class (TRZXX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRTXX U.S. Treasury Money
Fund
TRGXX U.S. Treasury Money
Fund–
.
I Class
TRZXX U.S. Treasury Money
Fund–
.
Z Class

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.02 0.05 0.03 —
(3)(4)
—
(3)(4)
0.01
(4)
Net realized and
unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment
activities 0.02 0.05 0.03 —
(3)
—
(3)
0.01
Distributions
Net investment
income (0.02) (0.05) (0.03) —
(3)
—
(3)
(0.01)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(5)
2.44% 5.21% 3.26% 0.04%
(4)
0.01%
(4)
1.27%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.31%
(6)
0.31% 0.30% 0.31% 0.37% 0.41%
Net expenses
after waivers/
payments by
Price Associates 0.31%
(6)
0.31% 0.30% 0.11%
(4)
0.15%
(4)
0.35%
(4)
Net investment
income 4.83%
(6)
5.06% 3.23% 0.04%
(4)
0.01%
(4)
1.22%
(4)
Net assets, end of
period (in millions) $6,491 $5,981 $5,266 $5,005 $5,414 $6,019
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.20%, 0.19% and 0.01% of average net assets) for the years ended
5/31/22, 5/31/21 and 5/31/20, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(1)(2)
0.02 0.05 0.03 —
(3)(4)
—
(3)(4)
0.01
(4)
Net realized and
unrealized gain/
loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment
activities 0.02 0.05 0.03 —
(3)
—
(3)
0.01
Distributions
Net investment
income (0.02) (0.05) (0.03) —
(3)
—
(3)
(0.01)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(5)
2.48% 5.29% 3.33% 0.06%
(4)
0.01%
(4)
1.33%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.23%
(6)
0.25% 0.24% 0.23% 0.34% 0.38%
Net expenses
after waivers/
payments by
Price Associates 0.23%
(6)
0.23% 0.23% 0.11%
(4)
0.13%
(4)
0.30%
(4)
Net investment
income 4.92%
(6)
5.14% 3.34% 0.07%
(4)
0.01%
(4)
1.32%
(4)
Net assets, end of
period (in millions) $4,812 $4,612 $3,868 $3,113 $2,028 $1,209
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.12%, 0.15% and less than 0.01% of average net assets) for the years ended 5/31/22, 5/31/21 and 5/31/20, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment
activities
Net investment
income
(2)(3)
0.03 0.05 0.04 —
(4)
—
(4)
—
(4)
Net realized and
unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from
investment
activities 0.03 0.05 0.04 —
(4)
—
(4)
—
(4)
Distributions
Net investment
income (0.03) (0.05) (0.04) —
(4)
—
(4)
—
(4)
NET ASSET
VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(5)
2.60% 5.53% 3.57% 0.16% 0.16% 0.08%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.19%
(6)
0.19% 0.19% 0.19% 0.27% 0.32%
(6)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(6)
0.00% 0.00% 0.00% 0.00% 0.00%
(6)
Net investment
income 5.18%
(6)
5.35% 3.57% 0.14% 0.15% 0.33%
(6)
Net assets, end of
period (in millions) $1,415 $2,176 $4,518 $3,587 $2,788 $3,239
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE U.S. Treasury Money Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. TREASURY DEBT 47.6%
U.S. Treasury Bills, 4.277%, 10/30/25  50,000 48,104
U.S. Treasury Bills, 4.354%, 5/8/25  70,000 68,691
U.S. Treasury Bills, 4.366%, 11/28/25  100,000 95,796
U.S. Treasury Bills, 4.382%, 3/27/25  125,000 123,273
U.S. Treasury Bills, 4.419%, 4/24/25  638,901 627,851
U.S. Treasury Bills, 4.422%, 3/20/25  205,000 202,110
U.S. Treasury Bills, 4.475%, 3/11/25  127,000 125,444
U.S. Treasury Bills, 4.508%, 1/28/25  230,000 228,398
U.S. Treasury Bills, 4.511%, 2/18/25  203,000 201,019
U.S. Treasury Bills, 4.524%, 2/11/25  277,585 275,108
U.S. Treasury Bills, 4.56%, 2/4/25  480,000 476,106
U.S. Treasury Bills, 4.568%, 1/16/25  396,000 393,715
U.S. Treasury Bills, 4.613%, 1/14/25  151,000 150,161
U.S. Treasury Bills, 4.717%, 12/19/24  151,000 150,648
U.S. Treasury Bills, 4.841%, 12/26/24  56,000 55,820
U.S. Treasury Bills, 4.897%, 7/10/25  105,000 101,992
U.S. Treasury Bills, 4.919%, 12/5/24  130,000 129,930
U.S. Treasury Bills, 4.956%, 2/20/25  72,500 71,729
U.S. Treasury Bills, 4.972%, 12/12/24  71,000 70,893
U.S. Treasury Bills, 5.05%, 12/17/24  222,000 221,510
U.S. Treasury Bills, 5.172%, 6/12/25  18,000 17,526
U.S. Treasury Bills, 5.185%, 5/15/25  106,000 103,604
U.S. Treasury Bills, 5.186%, 4/17/25  71,000 69,668
U.S. Treasury Notes, 0.25%, 6/30/25  50,000 48,829
U.S. Treasury Notes, 0.375%, 11/30/25  50,000 48,036
U.S. Treasury Notes, 0.50%, 3/31/25  28,000 27,599
U.S. Treasury Notes, 2.125%, 5/15/25  76,000 74,989
U.S. Treasury Notes, 2.25%, 11/15/25  50,000 48,994
U.S. Treasury Notes, 2.625%, 4/15/25  25,000 24,787
U.S. Treasury Notes, 3.875%, 3/31/25  77,000 76,723
U.S. Treasury Notes, 3.875%, 4/30/25  95,000 94,560
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 4.589%,
7/31/25  560,650 560,541
U.S. Treasury Notes, FRN, 3M UST + 0.15%, 4.614%, 4/30/26  163,960 163,943
U.S. Treasury Notes, FRN, 3M UST + 0.169%, 4.633%,
4/30/25  52,000 52,004
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 4.634%,
10/31/25  352,390 352,280
U.S. Treasury Notes, FRN, 3M UST + 0.182%, 4.646%,
7/31/26  318,000 317,817
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 4.664%, 1/31/25  71,820 71,820

T. ROWE PRICE U.S. Treasury Money Fund

Par $ Value
(Amounts in 000s)
U.S. Treasury Notes, FRN, 3M UST + 0.245%, 4.709%,
1/31/26  74,500 74,526
Total U.S. Treasury Debt (Cost $6,046,544) 6,046,544
U.S. TREASURY REPURCHASE AGREEMENT 54.1%(1)
Bank of America, Tri-Party, Dated 11/29/24, 4.58%, Delivery
Value of $128,049 on 12/2/24, Collateralized by U.S.
Government securities, 0.75% - 4.75%, 5/31/25 - 5/15/53,
valued at $130,560  128,000 128,000
Bank of Montreal, Tri-Party, Dated 11/29/24, 4.58%, Delivery
Value of $107,041 on 12/2/24, Collateralized by U.S.
Government securities, 1.88% - 4.63%, 2/15/40 - 11/15/51,
valued at $109,140  107,000 107,000
BNP Paribas Securities, Tri-Party, Dated 11/27/24, 4.56%,
Delivery Value of $571,506 on 12/4/24, Collateralized by U.S.
Government securities, 0.00% - 5.38%, 1/15/25 - 7/15/31,
valued at $582,420  571,000 571,000
BNY Mellon, Bilateral, Dated 11/29/24, 4.58%, Delivery Value
of $3,171,210 on 12/2/24, Collateralized by U.S. Government
securities, 4.63% - 4.88%, 4/30/26 - 6/15/27, valued at
$3,233,400  3,170,000 3,170,000
Citigroup Global Markets, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $396,151 on 12/2/24, Collateralized by U.S.
Government securities, 0.38% - 4.50%, 3/31/26 - 8/31/27,
valued at $403,920  396,000 396,000
Credit Agricole, Tri-Party, Dated 11/29/24, 4.58%, Delivery
Value of $51,610 on 12/2/24, Collateralized by U.S.
Government securities, 1.00%, 7/31/28, valued at $52,622  51,590 51,590
Federal Reserve Bank of New York, Tri-Party, Dated 11/29/24,
4.55%, Delivery Value of $390,148 on 12/2/24, Collateralized
by U.S. Government securities, 1.38%, 11/15/31, valued at
$390,148  390,000 390,000
Goldman Sachs, Tri-Party, Dated 11/25/24, 4.58%, Delivery
Value of $335,298 on 12/2/24, Collateralized by U.S.
Government securities, 0.00% - 4.25%, 12/19/24 - 5/15/52,
valued at $341,700  335,000 335,000
HSBC Securities, Tri-Party, Dated 11/29/24, 4.58%, Delivery
Value of $128,049 on 12/2/24, Collateralized by U.S.
Government securities, 1.25% - 4.13%, 9/30/27 - 8/15/48,
valued at $130,560  128,000 128,000
JPMorgan Chase, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $53,020 on 12/2/24, Collateralized by U.S.
Government securities, 0.00% - 0.38%, 11/28/25 - 9/30/27,
valued at $54,060  53,000 53,000

T. ROWE PRICE U.S. Treasury Money Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
RBC Dominion Securities, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $266,102 on 12/2/24, Collateralized by U.S.
Government securities, 0.13% - 4.63%, 10/31/25 - 11/15/54,
valued at $271,320  266,000 266,000
State Street, Bilateral, Dated 11/29/24, 4.59%, Delivery Value
of $1,173,449 on 12/2/24, Collateralized by U.S. Government
securities, 0.75% - 4.88%, 5/31/26 - 6/30/26, valued at
$1,196,460  1,173,000 1,173,000
Toronto-Dominion Bank, Tri-Party, Dated 11/29/24, 4.58%,
Delivery Value of $64,024 on 12/2/24, Collateralized by U.S.
Government securities, 0.38% - 4.50%, 1/31/26 - 2/15/30,
valued at $65,280  64,000 64,000
Wells Fargo, Tri-Party, Dated 11/29/24, 4.58%, Delivery Value
of $53,020 on 12/2/24, Collateralized by U.S. Government
securities, 1.88%, 7/15/34, valued at $54,060  53,000 53,000
Total U.S. Treasury Repurchase Agreement (Cost $6,885,590) 6,885,590
Total Investments in Securities
 101.7% of Net Assets (Cost $12,932,134) $ 12,932,134
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at
$7,015,650 at November 30, 2024.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note

T. ROWE PRICE U.S. Treasury Money Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $12,932,134) $ 12,932,134
Receivable for shares sold 28,129
Interest receivable 9,683
Other assets 103
Total assets 12,970,049
Liabilities
Payable for investment securities purchased 228,398
Payable for shares redeemed 20,602
Investment management fees payable 1,885
Due to affiliates 461
Payable to directors 7
Other liabilities 901
Total liabilities 252,254
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 12,717,795

T. ROWE PRICE U.S. Treasury Money Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 91
Paid-in capital applicable to 12,717,285,503 shares of $0.01 par value capital stock outstanding; 32,000,000,000 shares
of the Corporation authorized 12,717,704
NET ASSETS $ 12,717,795
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,490,637; Shares outstanding:
6,490,376,064) $ 1.00
I Class
(Net assets: $4,812,061; Shares outstanding:
4,811,868,506) $ 1.00
Z Class
(Net assets: $1,415,097; Shares outstanding:
1,415,040,933) $ 1.00

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 329,527
Other 4
Total income 329,531
Expenses
Investment management 11,516
Shareholder servicing
Investor Class $ 3,783
I Class 427 4,210
Prospectus and shareholder reports
Investor Class 20
I Class 569 589
Custody and accounting 182
Registration 133
Directors 21
Legal and audit 15
Miscellaneous 20
Waived / paid by Price Associates (1,777)
Total expenses 14,909
Net investment income 314,622
Realized and Unrealized Gain / Loss –
Net realized gain on securities 5
INCREASE IN NET ASSETS FROM OPERATIONS $ 314,627

T. ROWE PRICE U.S. Treasury Money Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 314,622 $ 667,721
Net realized gain (loss) 5 (4)
Increase in net assets from operations 314,627 667,717
Distributions to shareholders
Net earnings
Investor Class (148,613) (287,922)
I Class (115,452) (213,736)
Z Class (50,557) (166,063)
Decrease in net assets from distributions (314,622) (667,721)
Capital share transactions
*
Shares sold
Investor Class 3,942,516 6,849,356
I Class 1,737,510 3,111,197
Z Class 5,447,413 21,851,240
Distributions reinvested
Investor Class 145,288 285,105
I Class 113,020 211,645
Z Class 50,082 166,716
Shares redeemed
Investor Class (3,578,128) (6,418,925)
I Class (1,650,659) (2,578,993)
Z Class (6,258,809) (24,359,425)
Decrease in net assets from capital share
transactions (51,767) (882,084)
Net Assets
Decrease during period (51,762) (882,088)
Beginning of period 12,769,557 13,651,645
End of period $ 12,717,795 $ 12,769,557
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE U.S. Treasury Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has three classes of shares:
the U.S. Treasury Money Fund (Investor Class), the U.S. Treasury Money
Fund–I Class (I Class) and the U.S. Treasury Money Fund–Z Class (Z Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from

T. ROWE PRICE U.S. Treasury Money Fund

litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed normally at 5 p.m. Eastern time, each day the New York Stock
Exchange (NYSE) is open for business. However, if the NYSE closes early, the
NAV per share may be calculated as of the time that the NYSE closes. Prior to November 25, 2024, the fund’s NAV per share was computed at the close of the NYSE, normally 4 p.m. Eastern time, each day the NYSE was open for business. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are

T. ROWE PRICE U.S. Treasury Money Fund

required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. Treasury Money Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On November 30, 2024, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to “repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price Associates’ approved list.
All repurchase agreements are fully collateralized by U.S. government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

T. ROWE PRICE U.S. Treasury Money Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had $4,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $12,932,134,000.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE U.S. Treasury Money Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,285,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE U.S. Treasury Money Fund

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2024, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2024, expenses incurred pursuant to these service agreements were $59,000 for Price Associates; $2,851,000 for T. Rowe Price Services, Inc.;
and $255,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.53% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $— $40 $(1,817)

T. ROWE PRICE U.S. Treasury Money Fund

paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2024, the fund was charged $115,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $55,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
November 30, 2024, approximately 13% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, approximately 98% of the
Z Class's outstanding shares were held by Price Funds and accounts.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE U.S. Treasury Money Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F53-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025